Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM Investment Funds (Invesco Investment Funds)
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Document Creation Date	dei_DocumentCreationDate	Feb. 18, 2022